UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Russell B. Simon, President

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

Miller Income Fund
Class A | LMCJX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$63	1.24%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$160,039,472
Number of Holdings	34
Portfolio Turnover	21%
30-Day SEC Yield	7.18%
30-Day SEC Yield Unsubsidized	7.10%
Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2025)

Security Type	(%)
Common Stocks	86.6%
Corporate Bonds	11.0%
Real Estate Investment Trusts - Common	2.4%
Cash & Other	0.0%

Top Sectors	(%)
Financials	27.5%
Health Care	11.5%
Industrials	9.6%
Consumer Discretionary	9.5%
Communication Services	8.9%
Real Estate	7.0%
Energy	6.2%
Utilities	6.0%
Consumer Staples	4.3%
Cash & Other	9.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://millervaluefunds.com/miller-income-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Miller Value Partners, LLC documents not be householded, please contact Miller Value Partners, LLC at 1-888-593-5110, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Miller Value Partners, LLC or your financial intermediary.
Miller Income Fund	PAGE 1	TSR-SAR-00777X728

Miller Income Fund
Class C | LCMNX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$100	1.98%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$160,039,472
Number of Holdings	34
Portfolio Turnover	21%
30-Day SEC Yield	6.85%
30-Day SEC Yield Unsubsidized	6.76%
Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2025)

Security Type	(%)
Common Stocks	86.6%
Corporate Bonds	11.0%
Real Estate Investment Trusts - Common	2.4%
Cash & Other	0.0%

Top Sectors	(%)
Financials	27.5%
Health Care	11.5%
Industrials	9.6%
Consumer Discretionary	9.5%
Communication Services	8.9%
Real Estate	7.0%
Energy	6.2%
Utilities	6.0%
Consumer Staples	4.3%
Cash & Other	9.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://millervaluefunds.com/miller-income-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Miller Value Partners, LLC documents not be householded, please contact Miller Value Partners, LLC at 1-888-593-5110, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Miller Value Partners, LLC or your financial intermediary.
Miller Income Fund	PAGE 1	TSR-SAR-00777X710

Miller Income Fund
Class FI | LMCKX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$68	1.35%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$160,039,472
Number of Holdings	34
Portfolio Turnover	21%
30-Day SEC Yield	7.59%
30-Day SEC Yield Unsubsidized	7.50%
Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2025)

Security Type	(%)
Common Stocks	86.6%
Corporate Bonds	11.0%
Real Estate Investment Trusts - Common	2.4%
Cash & Other	0.0%

Top Sectors	(%)
Financials	27.5%
Health Care	11.5%
Industrials	9.6%
Consumer Discretionary	9.5%
Communication Services	8.9%
Real Estate	7.0%
Energy	6.2%
Utilities	6.0%
Consumer Staples	4.3%
Cash & Other	9.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://millervaluefunds.com/miller-income-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Miller Value Partners, LLC documents not be householded, please contact Miller Value Partners, LLC at 1-888-593-5110, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Miller Value Partners, LLC or your financial intermediary.
Miller Income Fund	PAGE 1	TSR-SAR-00777X694

Miller Income Fund
Class I | LMCLX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$49	0.97%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$160,039,472
Number of Holdings	34
Portfolio Turnover	21%
30-Day SEC Yield	7.90%
30-Day SEC Yield Unsubsidized	7.82%
Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2025)

Security Type	(%)
Common Stocks	86.6%
Corporate Bonds	11.0%
Real Estate Investment Trusts - Common	2.4%
Cash & Other	0.0%

Top Sectors	(%)
Financials	27.5%
Health Care	11.5%
Industrials	9.6%
Consumer Discretionary	9.5%
Communication Services	8.9%
Real Estate	7.0%
Energy	6.2%
Utilities	6.0%
Consumer Staples	4.3%
Cash & Other	9.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://millervaluefunds.com/miller-income-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Miller Value Partners, LLC documents not be householded, please contact Miller Value Partners, LLC at 1-888-593-5110, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Miller Value Partners, LLC or your financial intermediary.
Miller Income Fund	PAGE 1	TSR-SAR-00777X686

Miller Income Fund
Class IS | LMCMX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$46	0.91%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$160,039,472
Number of Holdings	34
Portfolio Turnover	21%
30-Day SEC Yield	7.97%
30-Day SEC Yield Unsubsidized	7.89%
Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2025)

Security Type	(%)
Common Stocks	86.6%
Corporate Bonds	11.0%
Real Estate Investment Trusts - Common	2.4%
Cash & Other	0.0%

Top Sectors	(%)
Financials	27.5%
Health Care	11.5%
Industrials	9.6%
Consumer Discretionary	9.5%
Communication Services	8.9%
Real Estate	7.0%
Energy	6.2%
Utilities	6.0%
Consumer Staples	4.3%
Cash & Other	9.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://millervaluefunds.com/miller-income-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Miller Value Partners, LLC documents not be householded, please contact Miller Value Partners, LLC at 1-888-593-5110, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Miller Value Partners, LLC or your financial intermediary.
Miller Income Fund	PAGE 1	TSR-SAR-00777X678

Miller Value Partners Appreciation ETF
MVPA (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Miller Value Partners Appreciation ETF for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://etf.millervaluefunds.com/mvpa. You can also request this information by contacting us at 1-888-593-5110.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Miller Value Partners Appreciation ETF	$30	0.60%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$65,261,793
Number of Holdings	37
Portfolio Turnover	40%
30-Day SEC Yield	0.84%
30-Day SEC Yield Unsubsidized	0.84%
Visit https://etf.millervaluefunds.com/mvpa for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2025)

Security Type	(%)
Common Stocks	99.7%
Warrants	0.1%
Cash & Other	0.2%

Top Sectors	(%)
Financials	25.3%
Consumer Discretionary	24.8%
Communication Services	10.5%
Health Care	9.8%
Industrials	8.6%
Information Technology	8.4%
Energy	5.2%
Real Estate	3.7%
Consumer Staples	3.5%
Cash & Other	0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etf.millervaluefunds.com/mvpa.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Miller Value Partners, LLC documents not be householded, please contact Miller Value Partners, LLC at 1-888-593-5110, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Miller Value Partners, LLC or your financial intermediary.
Miller Value Partners Appreciation ETF	PAGE 1	TSR-SAR-00777X561

Miller Value Partners Leverage ETF
MVPL (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Miller Value Partners Leverage ETF for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://etf.millervaluefunds.com/mvpl. You can also request this information by contacting us at 1-888-593-5110.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Miller Value Partners Leverage ETF	$42	0.88%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$6,104,842
Number of Holdings	1
Portfolio Turnover	867%
30-Day SEC Yield	0.17%
30-Day SEC Yield Unsubsidized	0.17%
Visit https://etf.millervaluefunds.com/mvpl for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2025)

Security Type	(%)
Exchange Traded Funds	99.6%
Cash & Other	0.4%

Top Sectors	(%)
Cash & Other	100.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etf.millervaluefunds.com/mvpl.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Miller Value Partners, LLC documents not be householded, please contact Miller Value Partners, LLC at 1-888-593-5110, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Miller Value Partners, LLC or your financial intermediary.
Miller Value Partners Leverage ETF	PAGE 1	TSR-SAR-00777X553

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Miller Income Fund

Class A	LMCJX
Class C	LCMNX
Class FI	LMCKX
Class I	LMCLX
Class IS	LMCMX

Miller Value Partners Appreciation ETF - MVPA
Miller Value Partners Leverage ETF - MVPL
Semi-Annual Financial Statements
March 31, 2025

MILLER INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 89.0%
Communication Services - 7.7%
Diversified Telecommunication Services - 7.7%
AT&T, Inc.	116,000	$3,280,480
Verizon Communications, Inc.	198,000	8,981,280
		12,261,760
Total Communication Services		12,261,760
Consumer Discretionary - 7.6%
Automobiles - 2.7%
Stellantis NV	390,000	4,371,900
Specialty Retail - 4.9%
Buckle Inc/The	105,000	4,023,600
Build-A-Bear Workshop, Inc.	100,000	3,717,000
		7,740,600
Total Consumer Discretionary		12,112,500
Consumer Staples - 4.3%
Tobacco - 4.3%
British American Tobacco Plc	168,000	6,905,418
Diversified Financial Services - 11.0%
Financial Services - 5.2%
Jackson Financial, Inc. - Class A	98,800	8,277,464
Insurance - 5.8%
Lincoln National Corp.	260,000	9,336,600
Total Diversified Financial Services		17,614,064
Energy - 6.2%
Oil, Gas & Consumable Fuels - 6.2%
Alliance Resource Partners LP	127,000	3,464,560
Chord Energy Corp.	52,766	5,947,784
TotalEnergies SE - ADR	7,650	494,878
		9,907,222
Total Energy		9,907,222
Financials - 16.5%
Banks - 3.8%
Sberbank of Russia PJSC(a)	2,532,000	0
Western Alliance Bancorp	79,700	6,123,351
		6,123,351
Capital Markets - 1.9%
Carlyle Group, Inc.	70,000	3,051,300

The accompanying notes are an integral part of these financial statements.

1

MILLER INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Finance - 10.8%
Bread Financial Holdings, Inc.	197,700	$9,900,816
OneMain Holdings, Inc.	149,000	7,283,120
		17,183,936
Total Financials		26,358,587
Health Care - 8.7%
Health Care Equipment & Supplies - 1.2%
Semler Scientific, Inc.(c)	53,000	1,918,600
Pharmaceuticals - 7.5%
Bristol-Myers Squibb Co.	108,000	6,586,920
Viatris, Inc.	619,000	5,391,490
		11,978,410
Total Health Care		13,897,010
Industrials - 7.1%
Commercial Services & Supplies - 1.6%
Quad/Graphics, Inc.	472,800	2,576,760
Marine Transportation - 2.5%
Hoegh Autoliners ASA	565,000	4,105,644
Professional Services - 3.0%
Public Policy Holding Co., Inc.	2,708,345	4,775,481
Total Industrials		11,457,885
Information Technology - 2.7%
Software - 2.7%
MicroStrategy, Inc. - Class A(c)	15,250	4,396,117
Materials - 4.1%
Chemicals - 1.7%
LyondellBasell Industries NV - Class A	38,000	2,675,200
Metals & Mining - 0.0%(d)
Alrosa PJSC(a)	2,978,100	0
Trading Companies & Distributors - 2.4%
Boise Cascade Co.	40,000	3,923,600
Total Materials		6,598,800
Real Estate - 7.1%
Diversified REITs - 4.7%
CTO Realty Growth, Inc.	383,900	7,413,109

The accompanying notes are an integral part of these financial statements.

2

MILLER INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Office REITs - 2.4%
Easterly Government Properties, Inc.	367,000	$3,890,200
Total Real Estate		11,303,309
Utilities - 6.0%
Gas Utilities - 6.0%
UGI Corp.	292,000	9,656,440
TOTAL COMMON STOCKS (Cost $135,964,471)		142,469,112
	Par
CORPORATE BONDS - 11.0%
Communication Services - 1.2%
Media - 1.2%
Gray Escrow II, Inc., 5.38%, 11/15/2031(e)	$3,000,000	1,845,000
Consumer Discretionary - 1.9%
Specialty Retail - 1.9%
Carvana Co., 10.25%, 05/01/2030(e)	3,000,000	3,105,000
Health Care - 2.8%
Pharmaceuticals - 2.8%
Cannabist Co. Holdings, Inc., 9.50%, 02/03/2026	8,000,000	4,480,000
Manufacturing - 2.7%
JELD-WEN, Inc., 7.00%, 09/01/2032(e)	4,900,000	4,354,875
Retail Trade - 2.4%
HLF Financing Sarl LLC / Herbalife International, Inc., 12.25%, 04/15/2029(e)	3,500,000	3,775,625
TOTAL CORPORATE BONDS (Cost $20,812,517)		17,560,500
TOTAL INVESTMENTS - 100.0% (Cost $156,776,988)		$160,029,612
Other Assets in Excess of Liabilities - 0.0%(f)		9,860
TOTAL NET ASSETS - 100.0%		$160,039,472

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
LLC - Limited Liability Company
LP - Limited Partnership
PJSC - Public Joint Stock Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

3

MILLER INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)
(a)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Advisor, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2025.

(b)	Rounds to zero.
(c)	Non-income producing security.
(d)	Represents less than 0.05% of net assets.
(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $13,080,500 or 8.2% of the Fund’s net assets.

(f)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

4

MILLER VALUE PARTNERS APPRECIATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 10.5%
AT&T, Inc.	86,898	$2,457,475
Pinterest, Inc. - Class A(a)	72,016	2,232,496
Ziff Davis, Inc.(a)	58,032	2,180,843
		6,870,814
Consumer Discretionary - 24.7%
Airbnb, Inc. - Class A(a)	10,215	1,220,284
Buckle Inc/The	14,135	541,653
Citi Trends, Inc.(a)	97,098	2,149,264
Coupang, Inc.(a)	130,161	2,854,431
Crocs, Inc.(a)	41,201	4,375,546
GameStop Corp. - Class A(a)	20,830	464,926
Lithia Motors, Inc.	3,144	922,890
Perdoceo Education Corp.	67,186	1,691,743
Vroom, Inc.(a)	63,942	1,885,010
		16,105,747
Consumer Staples - 3.5%
Maplebear, Inc.(a)	56,823	2,266,670
Energy - 5.2%
Alliance Resource Partners LP	54,910	1,497,945
Chord Energy Corp.	605	68,196
TechnipFMC PLC	58,180	1,843,724
		3,409,865
Financials - 25.3%(b)
Bread Financial Holdings, Inc.	67,198	3,365,276
Federal Home Loan Mortgage Corp.(a)	252,738	1,352,148
Federal National Mortgage Association(a)	244,822	1,547,275
Jackson Financial, Inc. - Class A	22,867	1,915,797
Lincoln National Corp.	76,622	2,751,496
PayPal Holdings, Inc.(a)	23,323	1,521,826
Shift4 Payments, Inc. - Class A(a)	16,709	1,365,292
Toast, Inc. - Class A(a)	44,628	1,480,311
Western Alliance Bancorp	15,567	1,196,013
		16,495,434
Health Care - 9.8%
Centene Corp.(a)	54,254	3,293,760
Semler Scientific, Inc.(a)	58,069	2,102,098
Viatris, Inc.	115,944	1,009,872
		6,405,730
Industrials - 8.6%
Builders FirstSource, Inc.(a)	12,993	1,623,345
JELD-WEN Holding, Inc.(a)	169,000	1,008,930
Masterbrand, Inc.(a)	123,828	1,617,194
Quad/Graphics, Inc.	249,696	1,360,843
		5,610,312

The accompanying notes are an integral part of these financial statements.

5

MILLER VALUE PARTNERS APPRECIATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - 8.4%
Dropbox, Inc. - Class A(a)	94,848	$2,533,390
Expensify, Inc. - Class A(a)	303,837	923,664
MicroStrategy, Inc. - Class A(a)	6,906	1,990,793
		5,447,847
Real Estate - 3.7%
CTO Realty Growth, Inc.	126,035	2,433,736
TOTAL COMMON STOCKS (Cost $59,259,128)		65,046,155
	Contracts
WARRANTS - 0.1%
Consumer Discretionary - 0.1%
Vroom, Inc., Expires 01/14/2030, Exercise Price $60.95(a)	6,126	96,239
TOTAL WARRANTS (Cost $68,659)		96,239
TOTAL INVESTMENTS - 99.8% (Cost $59,327,787)		$65,142,394
Other Assets in Excess of Liabilities - 0.2%		119,399
TOTAL NET ASSETS - 100.0%		$65,261,793

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LP - Limited Partnership
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

6

Miller Value Partners Leverage ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.6%
SPDR S&P 500 ETF Trust(a)	10,870	$6,080,569
TOTAL EXCHANGE TRADED FUNDS (Cost $6,063,219)		6,080,569
TOTAL INVESTMENTS - 99.6% (Cost $6,063,219)		$6,080,569
Other Assets in Excess of Liabilities - 0.4%		24,273
TOTAL NET ASSETS - 100.0%		$6,104,842

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

7

Miller Funds
Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

	Miller Income Fund	Miller Value Partners Appreciation ETF	Miller Value Partners Leverage ETF
ASSETS:
Investments, at value	$160,029,612	$65,142,394	$6,080,569
Interest receivable	538,387	178	23
Dividends receivable	266,606	2,909	12,216
Dividend tax reclaims receivable	41,109	15,214	—
Cash - interest bearing deposit account	866	132,948	6,612
Receivable for investments sold	—	—	6,073,366
Prepaid expenses and other assets	52,822	—	—
Total assets	160,929,402	65,293,643	12,172,786
LIABILITIES:
Loans payable	641,000	—	—
Payable to advisor	84,450	31,850	4,725
Payable for transfer agent fees and expenses	30,693	—	—
Payable for capital shares redeemed	29,576	—	—
Payable for fund administration and accounting fees	28,092	—	—
Payable for distribution and shareholder servicing fees	22,075	—	—
Payable for compliance fees	3,914	—	—
Payable for custodian fees	3,378	—	—
Interest payable	878	—	—
Payable for investments purchased	—	—	6,063,219
Payable for expenses and other liabilities	45,874	—	—
Total liabilities	889,930	31,850	6,067,944
NET ASSETS	$ 160,039,472	$65,261,793	$6,104,842
Net Assets Consists of:
Paid-in capital	$175,831,123	$56,191,494	$5,870,202
Total distributable earnings/(accumulated losses)	(15,791,651)	9,070,299	234,640
Total net assets	$ 160,039,472	$65,261,793	$6,104,842
Net assets	$—	$65,261,793	$6,104,842
Shares issued and outstanding(a)	—	2,086,000	230,000
Net asset value per share	$—	$31.29	$26.54
Class A
Net assets	$24,677,301	$—	$—
Shares issued and outstanding(a)	2,985,576	—	—
Net asset value per share	$8.27	$—	$—
Max offering price per share(1)	$8.77	$—	$—
Class C
Net assets	$14,280,582	$—	$—
Shares issued and outstanding(a)	1,726,830	—	—
Net asset value per share	$8.27	$—	$—
Class FI
Net assets	$215,015	$—	$—
Shares issued and outstanding(a)	26,019	—	—
Net asset value per share	$8.26	$—	$—

The accompanying notes are an integral part of these financial statements.

8

Miller Funds
Statements of Assets and Liabilities
March 31, 2025 (Unaudited)(Continued)

	Miller Income Fund	Miller Value Partners Appreciation ETF	Miller Value Partners Leverage ETF
Class I
Net assets	$49,863,832	$—	$—
Shares issued and outstanding(a)	6,054,769	—	—
Net asset value per share	$8.24	$—	$—
Class IS
Net assets	$71,002,742	$—	$—
Shares issued and outstanding(a)	8,641,192	—	—
Net asset value per share	$8.22	$—	$—
COST:
Investments, at cost	$156,776,988	$59,327,787	$6,063,219

(1)	Reflects a maximum sales charge of 5.75%.
(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

9

Miller Funds
Statements of Operations
For the Period Ended March 31, 2025 (Unaudited)

	Miller Income Fund	Miller Value Partners Appreciation ETF	Miller Value Partners Leverage ETF
INVESTMENT INCOME:
Dividend income	$3,981,232	$426,149	$31,189
Less: Dividend withholding taxes	(250,330)	(10)	—
Less: Issuance fees	(244)	(619)	—
Interest income	966,893	78,837	254
Total investment income	4,697,551	504,357	31,443
EXPENSES:
Investment advisory fee	598,627	196,228	31,117
Distribution expenses - Class C	79,644	—	—
Distribution expenses - Class A	32,399	—	—
Distribution expenses - Class FI	300	—	—
Fund administration and accounting fees	62,409	—	—
Transfer agent fees	52,896	—	—
Federal and state registration fees	41,050	—	—
Shareholder servicing fees	32,293	—	—
Audit fees	11,121	—	—
Legal fees	10,697	—	—
Custodian fees	9,464	—	—
Trustees’ fees	7,970	—	—
Compliance fees	7,643	—	—
Reports to shareholders	5,540	—	—
Interest expense (See Note 8)	3,556	1,527	—
Other expenses and fees	9,138	—	—
Total expenses	964,747	197,755	31,117
Expense reimbursement by Advisor	(40,732)	—	—
Net expenses	924,015	197,755	31,117
Net investment income	3,773,536	306,602	326
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	17,642,999	(3,035,286)	(428,640)
In-kind redemptions	—	6,859,487	645,754
Foreign currency translation	(482)	—	—
Net realized gain	17,642,517	3,824,201	217,114
Net change in unrealized appreciation (depreciation) on:
Investments	(16,374,667)	(6,700,496)	(652,778)
Foreign currency translation	(1,410)	(297)	—
Net change in unrealized appreciation (depreciation)	(16,376,077)	(6,700,793)	(652,778)
Net realized and unrealized gain (loss)	1,266,440	(2,876,592)	(435,664)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,039,976	$(2,569,990)	$(435,338)

The accompanying notes are an integral part of these financial statements.

10

Miller Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Miller Income Fund		Miller Value Partners Appreciation ETF
	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)
OPERATIONS:
Net investment income	$3,773,536	$8,019,704	$306,602	$458,494
Net realized gain (loss)	17,642,517	(7,283,834)	3,824,201	6,414,282
Net change in unrealized appreciation (depreciation)	(16,376,077)	43,299,406	(6,700,793)	4,249,429
Net increase (decrease) in net assets from operations	5,039,976	44,035,276	(2,569,990)	11,122,205
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	—	(600,921)	—
From earnings - Class A	(565,432)	(1,285,132)	—	—
From earnings - Class C	(275,396)	(761,687)	—	—
From earnings - Class FI	(4,949)	(12,699)	—	—
From earnings - Class I	(1,244,297)	(3,075,785)	—	—
From earnings - Class IS	(1,738,226)	(3,874,697)	—	—
Total distributions to shareholders	(3,828,300)	(9,010,000)	(600,921)	—
CAPITAL TRANSACTIONS:
Subscriptions	—	—	25,893,079	63,984,606
Redemptions	—	—	(14,621,117)	(17,946,069)
Subscriptions - Class A	1,961,628	2,437,773	—	—
Reinvestments - Class A	549,620	1,246,724	—	—
Redemptions - Class A	(1,959,586)	(6,464,743)	—	—
Subscriptions - Class C	164,123	368,239	—	—
Reinvestments - Class C	272,493	752,636	—	—
Redemptions - Class C	(2,186,169)	(5,287,489)	—	—
Subscriptions - Class FI	365	682	—	—
Reinvestments - Class FI	4,949	12,699	—	—
Redemptions - Class FI	(34,279)	(34,005)	—	—
Subscriptions - Class I	2,005,422	5,526,724	—	—
Reinvestments - Class I	1,126,314	2,805,539	—	—
Redemptions - Class I	(6,169,404)	(17,665,470)	—	—
Reinvestments - Class IS	1,507,349	3,340,454	—	—
Net increase (decrease) in net assets from capital transactions	(2,757,175)	(12,960,237)	11,271,962	46,038,537
Net increase (decrease) in net assets	(1,545,499)	22,065,039	8,101,051	57,160,742
NET ASSETS:
Beginning of the period	161,584,971	139,519,932	57,160,742	—
End of the period	$ 160,039,472	$161,584,971	$65,261,793	$57,160,742
SHARE TRANSACTIONS
Subscriptions	—	—	750,000	2,356,000
Redemptions	—	—	(430,000)	(590,000)
Subscriptions - Class A	222,734	338,931	—	—
Reinvestments - Class A	64,189	161,923	—	—
Redemptions - Class A	(226,419)	(878,077)	—	—
Subscriptions - Class C	18,977	51,238	—	—

The accompanying notes are an integral part of these financial statements.

11

Miller Funds
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Miller Income Fund		Miller Value Partners Appreciation ETF
	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)
Reinvestments - Class C	31,824	97,887	—	—
Redemptions - Class C	(249,451)	(727,735)	—	—
Subscriptions - Class FI	42	96	—	—
Reinvestments - Class FI	578	1,649	—	—
Redemptions - Class FI	(3,892)	(4,349)	—	—
Subscriptions - Class I	230,177	741,233	—	—
Reinvestments - Class I	131,885	364,528	—	—
Redemptions - Class I	(701,672)	(2,434,660)	—	—
Reinvestments - Class IS	177,064	433,602	—	—
Total increase (decrease) in shares outstanding	(303,964)	(1,853,734)	320,000	1,766,000

(a)	Inception date of the Fund was January 30, 2024.
The accompanying notes are an integral part of these financial statements.

12

Miller Funds
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Miller Value Partners Leverage ETF
	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)
OPERATIONS:
Net investment income	$326	$1,318
Net realized gain	217,114	721,701
Net change in unrealized appreciation (depreciation)	(652,778)	670,128
Net increase (decrease) in net assets from operations	(435,338)	1,393,147
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(475,541)	—
Total distributions to shareholders	(475,541)	—
CAPITAL TRANSACTIONS:
Subscriptions	6,990,137	12,208,598
Redemptions	(7,118,109)	(6,458,052)
Net increase (decrease) in net assets from capital transactions	(127,972)	5,750,546
Net increase (decrease) in net assets	(1,038,851)	7,143,693
NET ASSETS:
Beginning of the period	7,143,693	—
End of the period	$6,104,842	$7,143,693
SHARE TRANSACTIONS
Subscriptions	230,000	460,000
Redemptions	(230,000)	(230,000)
Total increase in shares outstanding	—	230,000

(a)	Inception date of the Fund was February 27, 2024.
The accompanying notes are an integral part of these financial statements.

13

Miller Income Fund
Financial Highlights
Class A

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$8.22	$6.47	$6.03	$9.06	$6.36	$7.74
INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.39	0.35	0.39	0.44	0.39
Net realized and unrealized gain (loss) on investments(b)	0.05	1.78	0.49	(3.00)	2.73	(1.29)
Total from investment operations	0.24	2.17	0.84	(2.61)	3.17	(0.90)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.42)	(0.40)	(0.39)	(0.44)	(0.34)
Return of capital	—	—	—	(0.03)	(0.03)	(0.14)
Total distributions	(0.19)	(0.42)	(0.40)	(0.42)	(0.47)	(0.48)
Net asset value, end of period	$8.27	$8.22	$6.47	$6.03	$9.06	$6.36
Total return(c)	2.85%	34.09%	14.15%	−29.56%	50.36%	−11.19%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$24,677	$24,032	$21,371	$25,881	$36,250	$27,444
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.29%	1.38%	1.35%	1.26%	1.26%	1.31%
After expense reimbursement/ recoupment(d)	1.24%	1.23%	1.23%	1.21%	1.23%	1.23%
Ratio of interest expense to average net assets(d)	0.00%(e)	0.01%	0.04%	0.01%	0.02%	—%
Ratio of operational expenses to average net assets excluding interest(d)	1.24%	1.22%	1.19%	1.20%	1.21%	1.23%
Ratio of net investment income (loss) to average net assets(d)	4.26%	5.24%	5.24%	4.90%	5.22%	5.62%
Portfolio turnover rate(c)	21%	38%	41%	59%	65%	77%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

14

Miller Income Fund
Financial Highlights
Class C

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$8.22	$6.47	$6.03	$9.05	$6.36	$7.73
INVESTMENT OPERATIONS:
Net investment income(a)	0.15	0.33	0.30	0.33	0.38	0.33
Net realized and unrealized gain (loss) on investments(b)	0.06	(1.79)	0.49	(3.00)	2.72	(1.27)
Total from investment operations	0.21	2.12	0.79	(2.67)	3.10	(0.94)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)	(0.37)	(0.35)	(0.33)	(0.38)	(0.31)
Return of capital	—	—	—	(0.02)	(0.03)	(0.12)
Total distributions	(0.16)	(0.37)	(0.35)	(0.35)	(0.41)	(0.43)
Net asset value, end of period	$8.27	$8.22	$6.47	$6.03	$9.05	$6.36
Total return(c)	2.45%	33.20%	13.24%	−30.07%	49.13%	−11.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$14,281	$15,824	$16,212	$19,860	$34,591	$26,784
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	2.03%	2.13%	2.11%	2.00%	2.00%	2.05%
After expense reimbursement/ recoupment(d)	1.98%	1.98%	2.00%	1.95%	1.97%	1.97%
Ratio of interest expense to average net assets(d)	0.00%(e)	0.01%	0.04%	0.01%	0.02%	—%
Ratio of operational expenses to average net assets excluding interest(d)	1.98%	1.97%	1.96%	1.94%	1.95%	1.97%
Ratio of net investment income (loss) to average net assets(d)	3.51%	4.47%	4.50%	4.11%	4.48%	4.84%
Portfolio turnover rate(c)	21%	38%	41%	59%	65%	77%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

15

Miller Income Fund
Financial Highlights
Class FI

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$8.21	$6.47	$6.03	$9.06	$6.36	$7.71
INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.38	0.34	0.40	0.43	0.38
Net realized and unrealized gain (loss) on investments(b)	0.05	1.78	0.50	(3.01)	2.74	(1.25)
Total from investment operations	0.23	2.16	0.84	(2.61)	3.17	(0.87)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.42)	(0.40)	(0.39)	(0.44)	(0.34)
Return of capital	—	—	—	(0.03)	(0.03)	(0.14)
Total distributions	(0.18)	(0.42)	(0.40)	(0.42)	(0.47)	(0.48)
Net asset value, end of period	$8.26	$8.21	$6.47	$6.03	$9.06	$6.36
Total return(c)	2.79%	33.97%	14.07%	−29.57%	50.25%	−10.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$215	$241	$206	$248	$208	$118
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.40%	1.47%	1.41%	1.28%	1.38%	1.26%
After expense reimbursement/ recoupment(d)	1.35%	1.32%	1.29%	1.24%	1.35%	1.20%
Ratio of interest expense to average net assets(d)	0.00%(e)	0.01%	0.04%	0.01%	0.02%	—%
Ratio of operational expenses to average net assets excluding interest(d)	1.35%	1.31%	1.25%	1.23%	1.33%	1.20%
Ratio of net investment income (loss) to average net assets(d)	4.13%	5.19%	5.07%	4.98%	5.07%	5.54%
Portfolio turnover rate(c)	21%	38%	41%	59%	65%	77%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

16

Miller Income Fund
Financial Highlights
Class I

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$8.19	$6.46	$6.02	$9.05	$6.35	$7.73
INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.40	0.36	0.41	0.46	0.40
Net realized and unrealized gain (loss) on investments(b)	0.05	1.79	0.50	(3.00)	2.73	(1.27)
Total from investment operations	0.25	2.19	0.86	(2.59)	3.19	(0.87)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.46)	(0.42)	(0.41)	(0.46)	(0.36)
Return of capital	—	—	—	(0.03)	(0.03)	(0.15)
Total distributions	(0.20)	(0.46)	(0.42)	(0.44)	(0.49)	(0.51)
Net asset value, end of period	$8.24	$8.19	$6.46	$6.02	$9.05	$6.35
Total return(c)	3.00%	34.45%	14.45%	−29.41%	50.82%	−10.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$49,864	$52,348	$49,900	$67,042	$123,349	$80,483
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.02%	1.13%	1.12%	1.00%	1.01%	1.05%
After expense reimbursement/ recoupment(d)	0.97%	0.97%	0.99%	0.96%	0.98%	0.95%
Ratio of interest expense to average net assets(d)	0.00%(e)	0.01%	0.04%	0.01%	0.02%	—%
Ratio of operational expenses to average net assets excluding interest(d)	0.97%	0.96%	0.95%	0.95%	0.96%	0.95%
Ratio of net investment income (loss) to average net assets(d)	4.51%	5.49%	5.45%	5.09%	5.48%	5.89%
Portfolio turnover rate(c)	21%	38%	41%	59%	65%	77%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

17

Miller Income Fund
Financial Highlights
Class IS

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$8.17	$6.45	$6.02	$9.04	$6.35	$7.73
INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.41	0.37	0.42	0.47	0.41
Net realized and unrealized gain (loss) on investments(b)	0.05	1.78	0.48	(3.00)	2.72	(1.28)
Total from investment operations	0.25	2.19	0.85	(2.58)	3.19	(0.87)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.47)	(0.42)	(0.41)	(0.47)	(0.36)
Return of capital	—	—	—	(0.03)	(0.03)	(0.15)
Total distributions	(0.20)	(0.47)	(0.42)	(0.44)	(0.50)	(0.51)
Net asset value, end of period	$8.22	$8.17	$6.45	$6.02	$9.04	$6.35
Total return(c)	3.04%	34.60%	14.37%	−29.28%	50.75%	−10.87%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$71,003	$69,140	$51,830	$45,277	$61,866	$41,034
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	0.96%	1.06%	1.05%	0.94%	0.94%	0.99%
After expense reimbursement/ recoupment(d)	0.91%	0.91%	0.93%	0.90%	0.91%	0.88%
Ratio of interest expense to average net assets(d)	0.00%(e)	0.01%	0.04%	0.01%	0.02%	—%
Ratio of operational expenses to average net assets excluding interest(d)	0.91%	0.90%	0.89%	0.89%	0.89%	0.88%
Ratio of net investment income (loss) to average net assets(d)	4.59%	5.56%	5.55%	5.23%	5.55%	5.92%
Portfolio turnover rate(c)	21%	38%	41%	59%	65%	77%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

18

Miller Value Partners Appreciation ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$32.37	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.16	0.28
Net realized and unrealized gain (loss) on investments(c)	(0.92)	7.09
Total from investment operations	(0.76)	7.37
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	—
Net realized gains	(0.06)	—
Total distributions	(0.32)	—
Net asset value, end of period	$31.29	$32.37
Total return(d)	−2.46%	29.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$65,262	$57,161
Ratio of expenses to average net assets(e)	0.60%	0.60%
Ratio of interest expense to average net assets(e)	0.00%(f)	—
Ratio of net investment income (loss) to average net assets(e)	0.93%	1.38%
Portfolio turnover rate(d)(g)	40%	69%

(a)	Inception date of the Fund was January 30, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

19

Miller Value Partners Leverage ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$31.06	$25.10
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.00(d)	0.01
Net realized and unrealized gain (loss) on investments(e)	(2.45)	5.95
Total from investment operations	(2.45)	5.96
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	—
Net realized gains	(2.06)	—
Total distributions	(2.07)	—
Net asset value, end of period	$26.54	$31.06
Total return(f)	−8.46%	23.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,105	$7,144
Ratio of expenses to average net assets(g)(h)	0.88%	0.88%
Ratio of net investment income (loss) to average net assets(g)(h)	0.01%	0.04%
Portfolio turnover rate(f)(i)	867%	319%

(a)	Inception date of the Fund was February 27, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Amount represents less than $0.005 per share.
(e)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(i)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

20

Miller Funds
Notes to Financial Statements
March 31, 2025 (Unaudited)
Note 1 – Organization
Miller Income Fund (the “Income Fund”), Miller Value Partners Appreciation ETF (the “Appreciation ETF”) and Miller Value Partners Leverage ETF (the “Leverage ETF”, and with the Appreciation ETF, the “ETFs”), each a “Fund” and together, the “Funds” are separate series of Advisor Managed Portfolios (the “Trust”). The Income Fund and the Appreciation ETF are non-diversified series, and the Leverage ETF operates as a diversified series. The Trust was organized on February 16, 2023, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Miller Value Partners, LLC (the “Advisor”) serves as the investment manager to the Funds.
The Income Fund’s investment objective is to provide a high level of income while maintaining potential for growth. The Appreciation ETF commenced operations on January 30, 2024 and seeks capital appreciation. The Leverage ETF commenced operations on February 27, 2024 and seeks capital appreciation over a multi-year horizon.
The Income Fund is the successor to the Miller Income Fund (the “Predecessor Fund”), a series of Trust for Advised Portfolios. The Predecessor Fund reorganized into the Fund on January 19, 2024 (the “AMP Reorganization”).
•	The AMP Reorganization was accomplished by a tax-free exchange of shares of the Income Fund for shares of the Predecessor Fund of equivalent aggregate net asset value.
•
Fees and expenses incurred to affect the AMP Reorganization were borne by the Trust’s Administrator. The management fee of the Income Fund does not exceed the management fee of the Predecessor fund. The AMP Reorganization did not result in a material change to the Income Fund’s investment portfolio and there are no material differences in accounting policies of the Income Fund and the Predecessor fund.

•	The Income Fund adopted the performance history of the Predecessor Fund.
Shares of the ETFs are listed and traded on NYSE Arca, Inc. (“NYSE” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The ETFs issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 10,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares are not redeemable securities of the ETFs except when aggregated in Creation Units.
Shares of the ETFs may only be purchased or redeemed directly from ETFs by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A standard transaction fee of $300 will be charged by the ETFs’ custodian in connection with the issuance or redemption of Creation Units. The standard fee will be the same regardless of the number of Creation Units issued or redeemed. In addition, a variable fee of up to 2% of the value of a Creation Unit may be charged by the ETFs for cash purchases, non-standard orders, or partial cash purchases, and is designed to cover broker commissions and other transaction costs. Any variable fees received by the ETFs are included in the Capital Transactions on the Statement of Changes in Net Assets.
As part of the Appreciation ETF’s commenced operations on January 30, 2024, certain securities of accounts managed by the Advisor were exchanged, at fair value, as in-kind transfers to the Appreciation ETF. The securities were recorded at their current value to align the Appreciation ETF’s performance with ongoing financial reporting. The in-kind transfers were not taxable events under relevant provisions of the Internal Revenue Code, and therefore the historical cost basis of those investments was carried forward. The total fair value of the in-kind transfers, included in proceeds from shares issued on the accompanying Statement of Changes in Net Assets, was $32,645,405. The historical cost of the contributed investments was $24,379,507, which was carried forward to align the ongoing reporting of realized and unrealized gains and losses for tax purposes. As a result of the in-kind contribution, the Fund issued 1,306,000 shares at $25.00 per share net asset value.

21

Miller Funds
Notes to Financial Statements
March 31, 2025 (Unaudited)(Continued)
Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.
(a)	Investment valuation. The valuation of the Funds’ investments are performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated the Advisor as the valuation designee of the Fund. In its capacity as valuation designee, the Advisor has adopted procedures and methodologies to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable.
Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:
Level 1 –	unadjusted quoted prices in active markets for identical investments
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –
significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Miller Income Fund

	Level 1	Level 2	Level 3	Total
Investments*:
Common Stocks	$142,469,112	$—	$—**	$142,469,112
Corporate Bonds	—	17,560,500	—	17,560,500
Total Investments	$ 142,469,112	$17,560,500	$—	$160,029,612

Miller Value Partners Appreciation ETF

	Level 1	Level 2	Level 3	Total
Investments*:
Common Stocks	$65,046,155	$—	$—	$65,046,155
Warrants	—	96,239	—	96,239
Total Investments	$65,046,155	$96,239	$—	$65,142,394

22

Miller Funds
Notes to Financial Statements
March 31, 2025 (Unaudited)(Continued)
Miller Value Partners Leverage ETF

	Level 1	Level 2	Level 3	Total
Investments*:
Exchange-Traded Funds	$6,080,569	$—	$—	$6,080,569
Total Investments	$6,080,569	$—	$—	$6,080,569

*	See Schedule of Investments for additional detailed categorizations.
**
Russia’s invasion of Ukraine has led to unprecedented market and policy responses of governments and regulators around the world. There is no functioning or orderly market to the facilitate the liquidation of any Russian-based securities held by the Income Fund. As a result, the fair value of the Russian securities held in the Income Fund has been reduced to zero.

(b)
Return of capital estimates. Distributions received from investments in Master Limited Partnerships (“MLPs”) generally are comprised of income and return of capital. Distributions received from investments in Real Estate Investment Trusts (“REITs”) generally are comprised of income, realized capital gains and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs and MLPs based on historical information available from each MLP or REIT and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

(c)
Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d)
Distributions to shareholders. Distributions are declared and paid by the Income Fund on a quarterly basis, and by the ETFs on an annual basis. Distributions of net realized gains, if any, are declared at least annually by the Funds. The character of distributions made to shareholders during the year may differ from their ultimate characterization for federal income tax purposes. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

(e)
Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Income Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f)
Cash and Cash Equivalents. Cash and cash equivalents include cash on hand and demand deposits. The Funds sweep uninvested cash into a Money Market Deposit Account (MMDA) offered by U.S. Bank. MMDAs are interest-bearing accounts that offer competitive interest rates and limited transactions capabilities. These accounts are insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000 per depositor, per bank.

(g)
Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute any taxable income and net realized gains to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years (prior three fiscal years) and has concluded that as of March 31, 2025, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal

23

Miller Funds
Notes to Financial Statements
March 31, 2025 (Unaudited)(Continued)
Revenue Service and state departments of revenue. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Note 3 – Investment management agreement and other related party transactions.
The Trust has an agreement with the Advisor to furnish investment advisory services to the Funds. Under the investment management agreement, the Income Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:
Income Fund

Average Daily Net Assets	Annual Rate
First $2.5 billion	0.700%
Next $5 billion	0.675
Over $7.5 billion	0.650

The Advisor has contractually agreed to reduce fees and pay expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses), so that such annual operating expenses of the Income Fund will not exceed 0.89%. Separately, with respect to Class I only, the Advisor has agreed to waive fees and/or Income Fund reimburse operating expenses such that the previously described annual operating expenses, plus intermediary servicing fees and other class- specific expenses, will not exceed 0.95%. These arrangements cannot be terminated prior to January 31, 2026 without the Board of Trustees’ consent. The Advisor had same contractual agreement with the Predecessor Fund.
Prior to January 31, 2020, the limit on annual operating expenses for the Predecessor Fund was established at a class level and inclusive of 12b-1 fees and shareholder servicing fees and did not exceed the class levels set forth below.

Class A	Class C	Class FI	Class I	Class IS
1.25%	2.00%	1.25%	0.95%	0.85%

During the period ended March 31, 2025, fees waived and/or expenses reimbursed amounted to $40,732.
The Advisor is permitted to recapture amounts waived and/or reimbursed to a class within 36 months of the reimbursement date if the class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Advisor recapture any amount that would result, on any particular business day of the Income Fund, in the class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.
At March 31, 2025, the Income Fund had remaining fee waivers and/or expense reimbursements subject to be recaptured by the Advisor and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I	Class IS
Expires September 30, 2025	$11,465	$10,301	$115	$35,335	$20,791
Expires September 30, 2026	29,421	22,233	270	79,644	60,807
Expires September 30, 2027	33,679	23,725	339	77,985	89,055
Expires March 31, 2028	6,155	3,782	57	13,213	17,525
Total	$80,720	$60,041	$781	$206,177	$188,178

24

Miller Funds
Notes to Financial Statements
March 31, 2025 (Unaudited)(Continued)
Appreciation ETF and Leverage ETF
Pursuant to the advisory agreement, the Appreciation ETF and Leverage ETF pay unitary management fees of 0.60% and 0.88% per annum of the average daily net assets, respectively. The Advisor has agreed to pay all expenses of the ETFs except the fee paid to the Advisor under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
Exchange Traded Concepts, LLC (the “Sub-Advisor”) serves as the sub-advisor to the ETFs. The Sub-Advisor is majority owned by Cottonwood ETF Holdings LLC. Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for implementing the investment strategy of the ETFs subject to the instruction and oversight of the Advisor. The Sub-Advisor is also responsible for trading portfolio securities for the ETFs, including selecting broker-dealers to execute purchase and sale transactions. For its services, the Sub-Advisor is entitled to a fee paid by the Advisor from its management fee, which fee is calculated daily and paid monthly, at an annual rate based on the accumulative average daily net assets of each fund advised (or sponsored) by the Advisor and sub-advised by the Sub-Advisor, and subject to a minimum annual fee as follows:

Fund	Minimum Annual Fee	Asset-Based Fee
Appreciation ETF	$20,000	4 bps (0.04%) on the first $500 million
		3 bps (0.03%) on assets over $500 million
Leverage ETF	$15,000	3 bps (0.03%) on the first $500 million
		2 bps (0.02%) on assets over $500 million

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator and transfer agent. The officers of the Trust are employees of Fund Services. U.S Bank, N.A. serves as the Funds’ custodian. Quasar Distributors, LLC (“Quasar”), serves as the Funds’ distributor and principal underwriter. For the period ended March 31, 2025, the Income Fund incurred expenses for administration and fund accounting, transfer agent, custody, and compliance fees as detailed on the Statement of Operations.
At March 31, 2025, the Income Fund had payables for administration and fund accounting, transfer agent, custody, and compliance fees as detailed on the Statement of Assets and Liabilities.
The Independent Trustees were paid $7,970 by the Income Fund for their services and reimbursement of travel expenses during the period ended March 31, 2025. The Funds pays no compensation to the Interested Trustee or officers of the Trust.
Income Fund Sales Charges
Class A shares have a maximum initial sales charge of 5.75%. Class C share have a contingent deferred sales charge (“CDSC”) of 1.00%, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment.

25

Miller Funds
Notes to Financial Statements
March 31, 2025 (Unaudited)(Continued)
Note 4 – Investments
Purchases and sales of investment securities (excluding short-term securities, in-kind transactions, and U.S. government obligations) for the period ended March 31, 2025, were as follows:
Income Fund

Purchases	$34,724,784
Sales	$36,641,096

Appreciation ETF

Purchases	$29,007,052
Sales	$26,267,379

Leverage ETF

Purchases	$ 59,778,675
Sales	$ 60,263,395

Purchases and sales of in-kind transactions associated with creations and redemptions during the period ended March 31, 2025, were as follows:
Appreciation ETF

Purchase In-Kind	$24,304,425
Sales In-Kind	$15,999,719

Leverage ETF

Purchase In-Kind	$6,976,059
Sales In-Kind	$7,104,114

Note 5 – Class specific expenses and distributions
The Income Fund has adopted a Rule 12b-1 distribution and shareholder servicing plan and, under that plan, the Income Fund pays service and/or distribution fees with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively.
The Income Fund also has arrangements with various parties to provide ongoing sub-transfer agency services for each share class. Sub-transfer agency and/or distribution fees are accrued daily and paid monthly or quarterly.
For the period ended March 31, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Servicing Fees
Class A	$32,399	$10,057
Class C	79,644	5,402
Class FI	300	227
Class I	—	16,607
Total	$112,343	$32,293

26

Miller Funds
Notes to Financial Statements
March 31, 2025 (Unaudited)(Continued)
Distributions by class for the period ended March 31, 2025 and year/periods ended September 30, 2024 were as follows:

	Period Ended March 31, 2025	Year Ended September 30, 2024
Income Fund
Ordinary Income:
Class A	$565,432	$1,285,132
Class C	275,396	761,687
Class FI	4,949	12,699
Class I	1,244,297	3,075,785
Class IS	1,738,226	3,874,697
Total	$3,828,300	$9,010,000

	Period Ended March 31, 2025	Period Ended September 30, 2024
Appreciation ETF
Ordinary Income	$489,614	$—
Capital Gain	111,307	—
Total	$600,921	$—

	Period Ended March 31, 2025	Period Ended September 30, 2024
Leverage ETF
Ordinary Income	$1,318	$—
Capital Gain	474,223	—
Total	$475,541	$—

Note 6 – Income tax information
At September 30, 2024, the components of accumulated earnings (losses) for federal income tax purposes were as follows:

	Income Fund	Appreciation ETF	Leverage ETF
Tax cost of investments	$142,147,111	$45,299,919	$6,459,032
Gross unrealized appreciation	$38,062,407	$13,189,977	$670,128
Gross unrealized depreciation	(19,439,851)	(1,518,805)	(150)
Net unrealized appreciation	$18,622,556	$11,671,172	$669,978
Undistributed Ordinary Income	—	569,791	475,541
Capital loss carryforwards	(35,545,371)	—	—
Other book/tax temporary differences (a)	(80,513)	247	—
Total accumulated earnings/losses	$(17,003,328)	$12,241,210	$1,145,519

(a)	Other book/tax temporary differences are attributable to book/tax differences in the timing of the deductibility of various expenses.

27

Miller Funds
Notes to Financial Statements
March 31, 2025 (Unaudited)(Continued)
GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2024, the reclassifications have been made as follows:

	Accumulated Net Earnings/Losses(a)	Paid-in Capital(a)
Income Fund	$12,038	$(12,038)
Appreciation ETF	$(7,146,917)	$7,146,917
Leverage ETF	$(247,628)	$247,628

(a)	Reclassifications are due to the difference between the estimated and actual tax return of capital amount and book/tax differences in the treatment of various items.
The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of September 30, 2024, the Income Fund had late-year or post-October losses of $12,964.
At September 30, 2024, the Income Fund had capital loss carryforwards, which reduce the Income Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short-Term	Long-Term	Total
$(15,786,754)	$(19,758,617)	$(35,545,371)

Note 7 – Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the 1940 Act. As of March 31, 2025, J.P. Morgan Securities, LLC. held approximately 42%, in aggregate for the benefit of others, outstanding shares of the Income Fund.
Note 8 – Line of Credit
The Income Fund has access to a $15 million and line of credit through an agreement with U.S. Bank. The Income Fund may temporarily draw on the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to the Income Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly. Loan activity for the period ended March 31, 2025 was as follows:

Maximum available credit	$15,000,000
Largest amount outstanding on an individual day	$2,735,000
Average daily loan outstanding	$398,515
Interest expense	$3,556
Loan outstanding as of March 31, 2025	$641,000
Average interest rate	7.01%

28

Miller Funds
Notes to Financial Statements
March 31, 2025 (Unaudited)(Continued)
The Appreciation ETF has access to a $2.5 million line of credit through an agreement with U.S. Bank. Loan activity for the period ended March 31, 2025 was as follows:

Maximum available credit	$2,500,000
Largest amount outstanding on an individual day	$1,561,000
Average daily loan outstanding	$412,800
Interest expense	$1,527
Loan outstanding as of March 31, 2025	$0
Average interest rate	7.22%

Note 9 – Underlying Investments in Other Investment Companies
The Leverage ETF currently invests a portion of its assets in SPDR S&P 500 ETF Trust (“SPY”) and Direxion Daily S&P 500 Bull 2X Shares (“SPUU”). The Leverage ETF may redeem its investment from SPY and SPUU at any time if the Advisor determines that it is in the best interest of the Leverage ETF and its shareholders to do so. The performance of the Leverage ETF may be directly affected by the performance of SPY and SPUU. The expense ratios of SPY and SPUU are 0.09% and 0.60%, respectively, of net assets, as reflected in the most current prospectuses of SPY and SPUU. The financial statements of SSO and SPUU, including their portfolio of investments, can be found at the Securities and Exchange Commission’s (SEC) website www.sec.gov and should be read in conjunction with the Leverage ETF’s financial statements. As of March 31, 2025, the percentage of the Leverage ETF’s net assets invested in SPY was 99.6%.
Note 10 – New Accounting Pronouncement
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Management has evaluated the impact of adopting ASU 2023-07 with respect to the financial statements and disclosures and determined there is no material impact for the Funds.
Note 11 – Subsequent Events
Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

29

Miller Funds
Additional Information (Unaudited)
March 31, 2025
Approval of Investment Advisory Agreement
At a meeting held on November 20-21, 2024 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”) of Advisor Managed Portfolios (the “Trust”), including all Trustees who were not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) with Miller Value Partners (the “Advisor”) for the Miller Income Fund (the “Fund”).
In advance of the Meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor, and the services provided by the Advisor to the Fund under the Advisory Agreement, including information about the portfolio manager, the resources of the Advisor, and the Fund’s performance and advisory fee. This information formed the primary (but not exclusive) basis for the Board’s determinations. The Trustees considered the review of the Advisory Agreement to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained with the Advisor. The information prepared specifically for the review of the Advisory Agreement supplemented the information provided to the Trustees throughout the year related to the Advisor and the Fund. The Board and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the Board’s review of the Advisory Agreement. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Fund; compliance, regulatory, and risk management matters; the trading practices of the Advisor; valuation of investments; fund expenses; and overall market and regulatory developments. The Independent Trustees were advised by independent legal counsel during the review process, including meeting in executive sessions with such counsel without representatives from the Advisor present. In connection with their review, the Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreement.
In considering the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.
In considering the nature, extent and quality of the services provided by the Advisor, the Trustees considered the Advisor’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio manager and other key personnel who are involved in the day-to-day activities of the Fund. The Board considered the Advisor’s resources and compliance structure, including information regarding its compliance program, chief compliance officer and compliance record and its disaster recovery/business continuity plan. The Board also considered its knowledge of the Advisor’s operations, and noted that during the course of the year the Trustees met with the Advisor to discuss the Fund’s performance, the Advisor’s investment outlook, various marketing and compliance topics, and the Advisor’s risk management process. The Board concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were satisfactory and reliable.
•
In assessing the quality of the portfolio management delivered by the Advisor, the Board considered the Fund’s performance on both an absolute basis and in comparison to its peer groups (a larger group category and a smaller, focused group), based on information provided by an independent consulting firm, and to its benchmark index. The Board considered that the Fund underperformed the S&P 500 Index for the three-, five- and ten-year periods ended June 30, 2024, but outperformed for the one-year period ended June 30, 2024. The Board also considered that the Fund outperformed both its peer groups for the one-year period ended September 30, 2024, and underperformed for the three-, five- and ten-year periods ended September 30, 2024.

•
The Trustees reviewed the cost of the Advisor’s services, and the structure and level of the advisory fee payable by the Fund, including a comparison of the fee to fees payable by its peer groups (a larger group category and a smaller, focused group) based on information provided by an independent consulting firm. The Board noted that, to reduce the Fund’s expenses, the Advisor had agreed to maintain a contractual annual expense limitation for each of the Fund’s share classes. The Trustees noted that the advisory fee was below the

30

Miller Funds
Additional Information (Unaudited)
March 31, 2025(Continued)
focused peer group average and was in the third quartile of the peer group out of four quartiles (a higher quartile number indicates a lower advisory fee). The Trustees also noted that the Fund’s total net expense ratio was higher than both the focused peer group average and the larger peer group average and was in the first quartile of the focused peer group out of four quartiles (a higher quartile number indicates lower expenses). The Trustees also noted that the Fund’s gross expense ratio was higher than both peer group averages. After reviewing the materials that were provided, the Board concluded that the advisory fee was fair and reasonable in light of the services provided.
•
In considering whether economies of scale have been achieved, the Trustees reviewed the Fund’s fee structure and the Advisor’s contractual fee waiver and expense reimbursement, and the asset level of the Fund. The Trustees further considered that the Advisor’s fee includes breakpoints, which allow economies of scale to be shared with the Fund through reductions in the advisory fee as assets grow.

•
The Trustees considered the profitability of the Advisor from managing the Fund. In assessing the Advisor’s profitability, the Trustees reviewed the analysis provided by the Advisor and took into account both the direct and indirect benefits to the Advisor from managing the Fund. The Trustees concluded that the Advisor’s profits from managing the Fund were not excessive and, after a review of the relevant financial information, that the Advisor appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others for Open-End Investment Companies
See Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Contract
See Financial Statements.

31

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	6/06/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	6/06/2025

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	6/06/2025